Property, plant and equipment	6 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, plant and equipment
Note 9. Property, plant and equipment
	31 Dec 2022	30 June 2022
	$'000	$'000

Non-current assets
Land - at cost	1,794	1,836

Buildings - at cost	89,282	13,768
Less: Accumulated depreciation	(2,214)	(686)
	87,068	13,082

Plant and equipment - at cost	3,859	3,564
Less: Accumulated depreciation	(502)	(364)
	3,357	3,200

Mining hardware - at cost	233,992	171,120
Less: Accumulated depreciation	(24,678)	(7,973)
Less: Impairment	(71,666)	-
	137,648	163,147

Development assets - at cost	44,074	66,297
Less: Impairment	(686)	-
	43,388	66,297

	273,255	247,562

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	Development Assets	Total
	$'000	$'000	$'000	$'000	$'000	$'000

Balance at 1 July 2022	1,836	13,082	3,200	163,147	66,297	247,562
Additions	(6)	313	455	71,613	56,768	129,143
Exchange differences	(36)	(3,436)	(141)	(8,244)	(316)	(12,173)
Impairment of assets	-	-	-	(71,666)	(686)	(72,352)
Transfers in/(out)	-	78,675	-	-	(78,675)	-
Depreciation expense	-	(1,566)	(157)	(17,202)	-	(18,925)

Balance at 31 December 2022	1,794	87,068	3,357	137,648	43,388	273,255

Mining hardware includes both installed hardware units and units that have been delivered but are in storage, yet to be installed. Depreciation of mining hardware commences once units are installed onsite and available for use.

Impairment of mining hardware and has been calculated based on the impairment testing of the Group’s cash-generating unit (CGU). See note 11 for further details. The balance of Property, Plant and Equipment at 31 December 2022, excluding mining hardware held by the Non-Recourse SPVs, is $161,425,000.

Development assets includes costs related to the development of data center infrastructure at Childress, Texas along with other early-stage development costs incurred in relation to other potential infrastructure sites.